Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events	15. Subsequent events. The Company is not aware of any subsequent events. Subsequent events are events that occur after a company’s year-end period but before the release of the financial statements.